Pension obligations - Schedule of Investments by asset class (Details) - Fair value of plan assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Cash	$ 793	$ 85
Bonds	6,586	6,320
Shares	553	531
Real estates and mortgages	3,602	3,457
Alternative investments	912	875
Investments by asset class	$ 12,446	$ 11,268